Trade receivables and others (Details) € in Thousands		12 Months Ended
	Aug. 31, 2022 loan	Dec. 31, 2022 EUR (€) loan	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 loan_agreement	Dec. 31, 2020 EUR (€)
Disclosure of financial assets [Line Items]
Other receivables			€ 814		€ 61		€ 741
Research tax credit			10,310		25,904		0
Other tax credits			333		361		333
Prepaid expenses			2,582		4,672		6,833
VAT refund			1,170		1,614		2,208
Trade account receivables			846		3,080		10,585
Prepayments made to suppliers			2,364		2,652		1,114
Receivables and others - current			18,420		38,345		21,815
Research tax credit			29,821		13,018		29,821
Prepaid expenses			0		1,081		0
Receivables and others - non-current			29,821		14,099		29,821
Trade receivables and others - excluding rebate related to capital expenditures			48,241		52,445		51,635
Income from research tax credit 2021			€ 10,302
Income from research tax credit 2022		€ 9,167
Income from research tax credit 2019				€ 16,737
Income from research tax credit 2019, maturity				3 years
2015 monalizumab agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Trade account receivables					1,775
IPH5201 agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Trade account receivables					1,303
IPH6101 agreement, with Sanofi
Disclosure of financial assets [Line Items]
VAT refund							1,400
Trade account receivables							€ 8,400
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial assets [Line Items]
Borrowing, number of loan agreement	2	2				2
Borrowing, maturity	5 years	5 years
Guarantees [member]
Disclosure of financial assets [Line Items]
Prepaid expenses					€ 1,256